Initial Public Offering (Details) - USD ($)			5 Months Ended	6 Months Ended
	Jan. 07, 2026	Dec. 24, 2025	Dec. 31, 2025	Jun. 30, 2026
Initial Public Offering [Line Items]
Number of trading day period			20 days	20 days
Number of business days effective closing			15 days	15 days
Trading days			20 days	20 days
Number of shares		1	1	1
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Price per share			$ 11.5
Number of shares		1	1	1
Business Combination [Member]
Initial Public Offering [Line Items]
Percentage of total equity proceeds			60.00%	60.00%
Business Combination [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Business combination per share			$ 9.2	$ 9.2
Number of shares				1
Warrant [Member]
Initial Public Offering [Line Items]
Percentage of higher market value and newly issued price			115.00%	115.00%
Prior written notice days			30 days	30 days
Redemption of warrant price per share			$ 0.01	$ 0.01
Warrant [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Price per share			18
Warrant [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
Business combination per share			9.2	9.2
Warrant [Member] | Business Combination [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Business combination per share			11.5	11.5
Redemption of Warrants [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Price per share				18
IPO [Member]
Initial Public Offering [Line Items]
Number of units issued		20,000,000
Price per share		$ 10
Number of units		$ 200,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Price per share		$ 0.0001	0.0001	0.0001
IPO [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Price per share			11.5	11.5
IPO [Member] | Warrant [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Trigger price			$ 18	$ 18
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Gross proceeds	$ 15,000,000
Units sold	1,500,000
Public Warrants [Member]
Initial Public Offering [Line Items]
Warrants outstanding			10,000,000	10,750,000
Public Warrants [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Price per share		$ 11.5	$ 11.5
Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Warrants outstanding			312,500	327,500